SIGNIFICANT ACCOUNTING POLICIES (Schedule of Accumulated Other Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of December 31, 2012	$ 1,760	$ (810)
Changes in other comprehensive income (loss) before reclassifications	1,631
Amounts reclassified from accumulated other comprehensive income to :
Net current-period other comprehensive loss	(1,394)	2,570	(1,244)
Balance as of December 31, 2013	366	1,760	(810)
Cost of revenues [Member]
Amounts reclassified from accumulated other comprehensive income to :
Amounts reclassified from accumulated other comprehensive income	(184)
Operating expenses [Member]
Amounts reclassified from accumulated other comprehensive income to :
Amounts reclassified from accumulated other comprehensive income	(2,826)
Financial income, net [Member]
Amounts reclassified from accumulated other comprehensive income to :
Amounts reclassified from accumulated other comprehensive income	(15)
Unrealized gains (losses) on marketable securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of December 31, 2012	61
Changes in other comprehensive income (loss) before reclassifications	(5)
Amounts reclassified from accumulated other comprehensive income to :
Net current-period other comprehensive loss	(20)
Balance as of December 31, 2013	41
Unrealized gains (losses) on marketable securities [Member] | Cost of revenues [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Changes in other comprehensive income (loss) before reclassifications
Unrealized gains (losses) on marketable securities [Member] | Operating expenses [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Changes in other comprehensive income (loss) before reclassifications
Unrealized gains (losses) on marketable securities [Member] | Financial income, net [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Changes in other comprehensive income (loss) before reclassifications	(15)
Unrealized gains (losses) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of December 31, 2012	1,699
Changes in other comprehensive income (loss) before reclassifications	1,631
Amounts reclassified from accumulated other comprehensive income to :
Net current-period other comprehensive loss	(1,374)
Balance as of December 31, 2013	325
Unrealized gains (losses) on cash flow hedges [Member] | Cost of revenues [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Changes in other comprehensive income (loss) before reclassifications	184
Unrealized gains (losses) on cash flow hedges [Member] | Operating expenses [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Changes in other comprehensive income (loss) before reclassifications	2,826
Unrealized gains (losses) on cash flow hedges [Member] | Financial income, net [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Changes in other comprehensive income (loss) before reclassifications